Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2020